Description of Business, Organization, and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Description of Business, Organization, and Basis of Presentation [Abstract]
DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION
1.	DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION (CONTINUED)

CNFinance Holdings Limited (“CNFinance”), through its controlled subsidiaries and consolidated variable interest entities (collectively, referred to hereinafter as the “Group”) in the People’s Republic of China (“PRC”), primarily provides micro credit loan services for micro and small-enterprise (“MSE”) owners, and loan lending agency service for financial institutions.

The Group’s main funding resources are equity and borrowings from third parties. The loans are granted through its licensed micro credit subsidiaries in Beijing, Shenzhen and Chongqing directly, or the structured funds funded with the Group as general partners. Through the Group’s network of sales team and branch offices, prospective MSE borrowers are referred to the licensed micro credit subsidiaries or the structured funds (“the traditional facilitation model”). All loans were secured by residential or commercial real estate as of December 31, 2021.

In December 2018, the Group began to explore a new collaboration model to mitigate credit risks (“collaboration model”) and started to record the business under this model. The collaboration model is different from the traditional facilitation model by adding a collaboration relationship, which involves sales partners for introducing borrowers and providing a certain level of guarantee of repayment for loans recommended. Under such model, the Group is able to develop a financial services platform that matches various parties to lend resources at competitive rates. Those parties include sales partners who introduce borrowers from particular jurisdictions, trust companies that administer funds, and the loan borrowers who has financial needs for their business operations. The sales partners are nationwide mid-or-small companies that have local risk assessment capabilities. The collaboration model requires the sales partners to place a security deposit called credit risk mitigation positions which could be confiscated by the Group when loans are defaulted. The loan borrowers who are introduced by the sales partners are MSE owners who have properties that can be used as collateral.

Under the collaboration model, in the event of loans issued to the borrowers acquired under such collaboration model are in default, the respective sales partners who introduced such borrowers will share the credit risks with the Group by choosing from the following options, including (i)(1) full repayment to the Group for the total unpaid principal and accrued and overdue interests under the respective loan agreement on behalf of the borrower and acquiring respective credit rights, (i)(2) repayment in instalments to the Group for the total unpaid principal and accrued and overdue interests under the respective loan agreement on behalf of the borrower and acquiring respective credit rights under each instalments; (ii) repayment to the Group for the unpaid principal and accrued and overdue interests under the respective loan agreement on behalf of the borrower, and if the borrower pays the payments under the loan agreement, the repayment by the sales partner on behalf of the borrower will be refunded to the sales partner; or (iii) relinquishing the respective credit risk mitigation positions (“CRMPs”) for such loan.

Basis of preparation

The consolidated financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

On March 27, 2018, CNFinance became the holding company of Sincere Fame International Limited (“Sincere Fame”) through share exchanges with the shareholders of Sincere Fame (“Reorganization”). The net assets of Sincere Fame are initially measured and recognized at their historical carrying amounts because the shareholders of CNFinance immediately after the Reorganization have identical ownership interests in Sincere Fame immediately before the Reorganization and the Reorganization is solely for the purpose of establishing the legal structure of CNFinance. Accordingly, the transfer of net assets of Sincere Fame has been accounted for and presented in the accompanying consolidated financial statements in a manner similar to a pooling-of-interests. That is, the consolidated financial statements of CNFinance include the results of the operations and the statement of financial position of Sincere Fame as of the beginning of the earliest period presented. Since CNFinance did not engage in any operating activities, CNFinance’s consolidated financial position as of December 31, 2020 and 2021, and its results of operations for the years then ended represent the continuation of the consolidated financial statements of Sincere Fame, except for its capital structure, which is retroactively adjusted to reflect the legal capital structure of CNFinance.

Investment in significant subsidiaries for the year ended December 31, 2021

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect

Sincere Fame International Limited 诚名国际有限公司	British Virgin Islands October 6, 2006	USD	1,230,434	USD	1,230,434	100%	-	Investment Holding

China Financial Services Group Limited 泛华金融服务集团 有限公司	Hong Kong August 28, 2000	HKD	100,000,000	HKD	100,000,000	-	100%	Investment Holding

Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. 泛华创利信息技术 (深圳) 有限公司	the PRC December 21, 1999	HKD	400,000,000	HKD	400,000,000	-	100%	Investment Holding

Shenzhen Fanhua United Investment Group Co., Ltd. 深圳泛华联合投资集团 有限公司	the PRC August 9, 2006	RMB	250,000,000	RMB	250,000,000	-	100%	Investment Holding

Guangzhou Anyu Mortgage Consulting Co., Ltd. 广州安宇按揭咨询 有限公司	the PRC January 23, 2003	RMB	2,220,000	RMB	2,220,000	-	100%	Micro credit and mortgage agency services

Chongqing Fengjie Financial Advisory Co., Ltd. 重庆丰捷财务咨询 有限公司	the PRC June 13, 2010	RMB	500,000	RMB	500,000	-	100%	Financial consultancy

Guangzhou Chengze Information Technology Co., Ltd. 广州诚泽信息科技 有限公司	the PRC December 11, 2006	RMB	3,000,000	RMB	3,000,000	-	100%	Software development and maintenance

Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. 重庆市两江新区泛华 小额贷款有限公司	the PRC December 26, 2011	USD	30,000,000	USD	30,000,000	-	100%	Micro credit and mortgage agency services

Shenzhen Fanhua Micro-credit Co., Ltd. 深圳泛华小额贷款 有限公司	the PRC March 15, 2012	RMB	300,000,000	RMB	300,000,000	-	100%	Micro credit and mortgage agency services

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect

Shenzhen Fanhua Fund Management Services Co., Ltd. 深圳泛华基金 管理服务有限公司	the PRC June 8, 2012	RMB	5,000,000	RMB	5,000,000	-	100%	Company register service

Guangzhou Heze Information Technology Co., Ltd. 广州和泽信息科技 有限公司	the PRC September 16, 2010	RMB	20,000,000	RMB	20,000,000	-	100%	Software development and maintenance

Beijing Lianxin Chuanghui Information Technology Co., Ltd. 北京联鑫创辉 信息技术有限公司	the PRC February 2, 2012	HKD	10,000,000	HKD	10,000,000	-	100%	Software development and maintenance

Shenzhen Fanlian Investment Co., Ltd. 深圳泛联投资有限公司	the PRC November 26, 2012	RMB	30,000,000	RMB	30,000,000	-	100%	Investment Holding

Fanhua Financial Leasing (Shenzhen) Co., Ltd. 泛华融资租赁 (深圳) 有限公司	the PRC September 4, 2012	USD	10,000,000	USD	10,000,000	-	100%	Business Advisory

Shenzhen Fanhua Chengyu Finance Service Co., Ltd. 深圳泛华诚誉金融配套 服务有限公司	the PRC March 15, 2013	RMB	10,000,000	RMB	10,000,000	-	100%	Labor outsourcing services

Beijing Fanhua Qilin Capital Management Co., Ltd. 北京泛华麒麟资本管理 有限公司	the PRC December 26, 2016	RMB	100,000,000	RMB	10,000,000	-	96%	Asset Management

Shijiazhuang Fanhua Financial Advisory Co., Ltd. 石家庄泛华财务咨询 有限公司	the PRC July 27, 2017	RMB	2,000,000		-	-	100%	Financial Consultancy

Taizhou Fanhua Financial Advisory Co., Ltd. 泰州泛华财务咨询服务 有限公司	the PRC September 28, 2017	RMB	500,000		-	-	100%	Financial Consultancy

Xuzhou Shenfanlian Enterprise Management Co., Ltd. 徐州深泛联企业管理 有限公司	the PRC December 7, 2017	RMB	10,000,000		-	-	100%	Enterprise Management

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect

Nantong Shenfanlian Enterprise Management Co., Ltd. 南通深泛联企业管理 有限公司	the PRC September 8, 2017	RMB	5,000,000		-	-	100%	Enterprise Management

Baoding Fanjie Financial Advisory Co., Ltd. 保定泛杰财务咨询 有限公司	the PRC February 9, 2018	RMB	500,000		-	-	100%	Financial Consultancy

Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) 深圳泛诚商业运营管理合伙企业 (有限合伙)	the PRC June 22, 2018	RMB	500,000,000	RMB	34,550,000	-	100%	Enterprise Management

Fanxiaoxuan Cultural Media (Guangzhou) Co., Ltd. 泛小宣文化传媒 (广州) 有限公司	the PRC July 16, 2018	RMB	1,000,000		-	-	100%	Enterprise Management

Guangzhou Fanze Information Technology Co., Ltd. 广州泛泽信息科技 有限公司	the PRC February 27, 2019	RMB	10,000,000		-	-	100%	Software development and maintenance

Langfang Fanhua Technology Co., Ltd. 廊坊市泛华科技 有限公司	the PRC September 9, 2019	RMB	200,000		-	-	100%	Software development and maintenance

Shenyang Fanhua Financial Advisory Co., Ltd. 沈阳市泛华财务咨询 有限公司	the PRC November 18, 2019	RMB	1,000,000		-	-	100%	Financial consultancy

Luoyang Fanzhan Information technology Co., Ltd. 洛阳泛展信息科技有限公司	the PRC May 13, 2020	RMB	500,000		-	-	100%	Software development and maintenance

Lanzhou Fanhua Enterprise Information Advisory Co., Ltd. 兰州泛华企业信息咨询有限公司	the PRC May 19, 2020	RMB	200,000		-	-	100%	Enterprise Management

Yantai Shenzhen Fanlian Financial Advisory Co., Ltd. 烟台深泛联财务咨询有限公司	the PRC June 22, 2020	RMB	1,000,000		-	-	100%	Financial consultancy

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect

Haikou Fanhua Financial Advisory Co., Ltd. 海口市泛华财务咨询有限公司	the PRC June 12, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. 赣州深泛联财务咨询有限公司	the PRC August 8, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Lianyungang Shenzhen Fanlian Economic Information Advisory Co., Ltd. 连云港深泛联经济信息咨询有限公司	the PRC September 29, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Fanhua Jinfu (Foshan) Co., Ltd. 泛华金服（佛山）有限公司	the PRC May 22, 2020	RMB	200,000,000	-	-	100%	Financial consultancy

Huaian Fanhualian Economic Information Advisory Co., Ltd 淮安泛华联经济信息咨询有限公司	the PRC February 2, 2021	RMB	1,000,000	-	-	100%	Financial consultancy

Yancheng Fanhua Financial Advisory Co., Ltd. 盐城泛华财务咨询有限公司	the PRC May 11, 2021	RMB	1,000,000	-	-	100%	Financial consultancy

Variable interest entities (“VIEs”)

An entity is a variable interest entity (VIE) if it meets the criteria outlined in Accounting Standards Codification (ASC) Topic 810, Consolidation, which are (i) the entity has equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) the entity has equity investors that cannot make significant decisions about the entity’s operations or that do not absorb their proportionate share of the entity’s expected losses or expected returns. The Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE’s economic performance and a right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE (that is, the Group is the primary beneficiary). In addition to variable interests held in consolidated VIEs, the Group has variable interests in other VIEs that are not consolidated because the Group is not the primary beneficiary. However, these VIEs and all other unconsolidated VIEs are monitored by the Group to assess whether any events have occurred to cause its primary beneficiary status to change. All other entities not deemed to be VIEs with which the Group has involvement are evaluated for consolidation under other subtopics of ASC 810.

In the normal course of business, the Group engages in a variety of activities with VIEs. The Group determines whether it is the primary beneficiary of a VIE at the time it becomes involved with the variable interest entity and reconsiders that conclusion continually. In evaluating whether the Group is the primary beneficiary, the Group evaluates its economic interests in the entity. If the Group is determined to be the primary beneficiary of a VIE, it must account for the VIE as a consolidated subsidiary. If the Group is determined not to be the primary beneficiary of a VIE, such VIE is not consolidated.

The Group has segregated its involvement with VIEs between those VIEs which are consolidated and those VIEs which are not consolidated.

Consolidated VIEs

Structured funds

The Group grants loans to customers through structured funds set up by trust companies. The assets of the structured funds can only be used to settle obligations of consolidated VIEs. The cash of structured funds represents that funds established by the institutional trust companies through segregated bank accounts, including structured funds that are partially funded by the Group’s own capital. The cash and cash equivalents of structured funds amounted to RMB1,034,933,331 and RMB1,515,820,737 as of December 31, 2020 and 2021 respectively can only be used to grant loans. The Group is general partner of the funds, promising the expected returns for limited partners, and providing credit enhancement on the loans to customers under the funds. The Group is also the manager of the funds, having the approval role for the loan origination and modification within the structured funds. The Group is the primary beneficiary of the funds as it has the power to direct the activities that most significantly impact the economic performance of the funds and it has obligation to absorb losses of the funds that could potentially be significant to the funds or the right to receive benefits from the funds that could potentially be significant to the funds.

Starting in March 2018, the Group has been working with trust companies to implement new funding arrangements. Under credit strengthening arrangements, the Group no longer provides credit enhancement on the loans to customers under the structured funds except for current outstanding loans under the existing trust products and loans to be granted thereunder. However, the Group still promises expected returns for limited partners under credit strengthening arrangements, which exposes the Group to obligation to absorb losses of the funds that could potentially be significant to the funds. The Group is still the manager of the structured funds, which gives the Group the power to direct the activities that most significantly impact the economic performance of the funds. The structured funds are not taxpayers according to PRC tax law. The Group consolidates the structured funds as it is the primary beneficiary of the funds as of December 31, 2020 and 2021.

The table sets forth the investments in the consolidated VIEs by the Group as of December 31, 2021.

Name of structured funds	Place and date of incorporation/ establishment	Principal activities

Jinghua Structured Fund 6 菁华6号信托计划	the PRC September 9, 2014	Micro credit

Bohai Trust Shenfanlian Micro Finance Structured Fund 渤海信托深泛联小微金融集合资金信托计划	the PRC September 14, 2016	Micro credit

Bohai Huihe SME Structured Fund 渤海汇和中小微企业经营贷集合资金信托计划	the PRC September 29, 2017	Micro credit

Zhongyuan Wealth Anhui Structured Fund 1 中原财富-安惠1期	the PRC January 20, 2017	Micro credit

Zhongyuan Wealth Anhui Structured Fund 2 中原财富-安惠2期	the PRC August 18, 2017	Micro credit

Beijing Fanhua Micro-credit Company Limited 北京泛华小额贷款有限公司	the PRC August 10, 2012	Micro credit and mortgage agency services

Zhonghai Lanhai Structured Fund 1 中海信托蓝海1号集合资金信托计划	the PRC July 18, 2018	Micro credit

Bairui Hengyi No.613 Structured Fund 百瑞恒益613号集合资金信托计划	the PRC July 25, 2018	Micro credit

Bohai Trust No.1 Huiying Structured Fund 渤海惠盈1号集合资金信托计划	the PRC September 10, 2018	Micro credit

Bohai Trust No.2 Shenzhen Fanhua United Structured Fund 渤海信托-深泛联2号集合资金信托计划	the PRC November 28, 2018	Micro credit

Everbright No.1 Business Acceleration Structured Fund 光大助业1号集合资金信托计划	the PRC November 29, 2018	Micro credit

Jinghua Structured Fund 1 外贸信托菁华1号集合资金信托计划	the PRC May 8, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-2 中海信托-蓝海1-2号集合资金信托计划	the PRC June 28, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-3 中海信托-蓝海1-3号集合资金信托计划	the PRC September 11, 2019	Micro credit

Hunan Structured Fund 2019-1 湖南信托2019-1集合资金信托计划	the PRC September 23, 2019	Micro credit

Hunan Structured Fund 2019-2 湖南信托2019-2集合资金信托计划	the PRC September 23, 2019	Micro credit

Shaanxi International Xinglong Structured Fund 1-1 陕国投·兴隆1-1号集合资金信托计划	the PRC November 6, 2019	Micro credit

Shaanxi International Xinglong Structured Fund 2-1 陕国投·兴隆2-1号集合资金信托计划	the PRC September 24, 2019	Micro credit

Bairui Hengyi No.711 Structured Fund 百瑞恒益711号集合资金信托计划	the PRC September 20, 2019	Micro credit

Name of structured funds	Place and date of incorporation/ establishment	Principal activities

Zhonghai Lanhai Structured Fund 1-4 中海信托-蓝海1-4号集合资金信托计划	the PRC October 10, 2019	Micro credit

Zhongyuan Wealth Anhui Structured Fund 49 中原信托-安惠49期	the PRC October 24, 2019	Micro credit

Bairui Hengyi No.724 Structured Fund 百瑞恒益724号集合资金信托计划	the PRC November 11, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-5 中海信托-蓝海1-5号集合资金信托计划	the PRC November 19, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-6 中海信托-蓝海1-6号集合资金信托计划	the PRC December 20, 2019	Micro credit

No. 50 Jinghua Structured Fund 外贸信托菁华50号资管计划	the PRC April 26, 2019	Micro credit

Zhonghai Lanhai Structured Fund 1-1 中海信托-蓝海1-1号集合资金信托计划	the PRC May 19, 2020	Micro credit

Shaanxi International Xinglong Structured Fund 22-1 陕国投·兴隆22-1号集合资金信托计划	the PRC June 22, 2020	Micro credit

Zhonghai Lanhai Structured Fund 1-7 中海信托-蓝海1-7号集合资金信托计划	the PRC August 14, 2020	Micro credit

No. 74 Jinghua Structured Fund 外贸信托菁华74号资管计划	the PRC November 26, 2020	Micro credit

Hunan Structured Fund 2020-1 湖南信托2020-1集合资金信托计划	the PRC December 8, 2020	Micro credit

Shaanxi International Xinglong Structured Fund 2-2 陕国投·兴隆2-2号集合资金信托计划	the PRC January 26, 2021	Micro credit

No.103 Jinghua Structured Fund 外贸信托菁华103号资管计划	the PRC March 23, 2021	Micro credit

Zhonghai Lanhai Structured Fund 30-X 中海信托-蓝海30-X号集合资金信托计划	the PRC March 17, 2021	Micro credit

Bohai Trust 2020 Pucheng No. 75 渤海信托·2020普诚75号集合资金信托计划	the PRC July 15, 2021	Micro credit

Guomin Tianshu Structured Fund 2-1 国民信托·天枢2-1号单一资金信托	the PRC August 31, 2021	Micro credit

Shenzhen Fanshu Information Technology Advisory Partnership (Limited Partnership). 深圳泛枢信息技术咨询合伙企业（有限合伙）	the PRC August 27, 2021	Micro credit

Shenzhen Lianshu Economic Information Technology Advisory Partnership (Limited Partnership) 深圳联枢经济信息技术咨询合伙企业（有限合伙）	the PRC August 27, 2021	Micro credit

Shenzhen Ruishu Economic Information Technology Advisory Partnership (Limited Partnership) 深圳瑞枢经济信息技术咨询合伙企业（有限合伙）	the PRC September 30, 2021	Micro credit

Name of structured funds	Place and date of incorporation/ establishment	Principal activities

Tianjin Ninghua Economic Information Advisory Partnership (Limited Partnership) 天津宁华经济信息咨询合伙企业（有限合伙）	the PRC November 1, 2021	Micro credit

Shenzhen Shengshu Information Technology Advisory Partnership (Limited Partnership) 深圳盛枢信息技术咨询合伙企业（有限合伙）	the PRC November 2, 2021	Micro credit

Shenzhen Chengshu Information Technology Advisory Partnership (Limited Partnership) 深圳诚枢信息技术咨询合伙企业（有限合伙）	the PRC November 29, 2021	Micro credit

Shenzhen Xuanshu Information Technology Advisory Partnership (Limited Partnership) 深圳宣枢信息技术咨询合伙企业（有限合伙）	the PRC November 29, 2021	Micro credit

Tianjin Juehua Economic Information Advisory Partnership (Limited Partnership) 天津珏华经济信息咨询合伙企业（有限合伙）	the PRC December 20, 2021	Micro credit

The table sets forth the assets and liabilities of the consolidated VIEs included in the Group’s consolidated balance sheets after elimination of intercompany transactions and balances:

	December 31, 2020	December 31, 2021
	RMB	RMB

Cash, cash equivalents and restricted cash	1,038,176,909	1,516,044,449
Loans principal, interest and financing service fees receivables	8,852,118,199	8,878,866,554
Investment securities	298,102,047	709,255,924
Deferred tax assets	-	6,903
Other assets	648,766,471	1,281,470,272

Total assets	10,837,163,626	12,385,644,102

Interest-bearing borrowings	5,700,030,866	8,041,816,663
Income taxes payable	642,912	733,159
Other liabilities	126,419,633	125,382,650

Total liabilities	5,827,093,411	8,167,932,472

The table sets forth the results of operations of the VIEs included in the Group’s consolidated statements of comprehensive income:

	Year ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Revenue	2,939,040,096	1,915,875,820	1,326,918,761
Net income	663,949,174	658,400,554	579,742,472

The table sets forth the cash flows of the VIEs included in the Group’s consolidated statements of cash flows:

	Year ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Net cash used in operating activities	(426,302,852)	(303,745,231)	(1,571,552,463)
Net cash provided by/(used in) investing activities	4,207,318,357	692,705,844	(633,511,824)
Net cash (used in)/provided by financing activities	(5,262,323,314)	(429,173,286)	2,682,931,827